Fixed Income Securities Fund	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fixed Income Securities Fund	Fixed Income Securities Fund
Contributions made to the fixed income securities fund (the "Fund") are invested in benefit responsive investment contracts, which may include traditional investment contracts issued by insurance companies and other financial institutions or synthetic investment contracts. Synthetic contracts consist of short- to intermediate-term fixed income securities that are “wrapped” by third-party financial institutions to provide guarantees of principal and a specified interest rate yield. The contract issuers of the traditional investment contracts and the wrap providers are highly rated financial institutions. The contracts held in the Fund as of 31 December 2025 and 2024 are synthetic contracts and deemed fully benefit-responsive as they provide that the Plan’s participants may make withdrawals at contract value. As described in Note 2, Summary of Significant Accounting Policies, contract value is the relevant measurement attributable for the contracts held in the Fund because the contracts are deemed fully benefit-responsive. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses.
No valuation reserves were recorded against the contract value for credit risk of the contract issuers or otherwise for the Fund at 31 December 2025 and 2024.
Key factors that could influence future average interest crediting rates include, but are not limited to the following: the Fund's cash flows, changes in interest rates, total return performance of the bond strategies underlying each of the Fund’s contracts, and default or credit failures of any of the securities, investment contracts, or other investments held in the Fund.
Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Certain events, although considered unlikely and not probable, such as a change in administration or operation of the Plan or the Fund, group terminations, layoffs, or exclusion of group eligibility in the Plan, may limit the ability of participants to access their investments at contract value. The contract issuers may terminate the contracts in the unlikely event of a default by the Plan.